Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Operating profit		£ 625	£ 317	£ 347
Adjustments for:
Depreciation and impairment of property, plant and equipment		154	148	128
Depreciation and impairment of leased assets		120	106	78
Amortisation and impairment of intangible assets (excluding computer software)		175	118	74
Amortisation and impairment of computer software		26	22	17
Other noncash items		26	8	6
Changes in working capital (excluding the effects of acquisitions and exchange differences on consolidation):
Inventories		(15)	(4)	(3)
Contract costs		(19)	(10)	(5)
Trade and other receivables		(29)	5	59
Trade and other payables and provisions		(60)	6	(32)
Interest received		25	13	5
Interest paid	[1]	(191)	(52)	(42)
Income tax paid		(100)	(77)	(69)
Net cash flows from operating activities		737	600	563
Cash flows from investing activities
Purchase of property, plant and equipment		(167)	(153)	(128)
Purchase of intangible assets		(44)	(37)	(32)
Proceeds from sale of property, plant and equipment		14	5	7
Acquisition of companies and businesses, net of cash acquired		(242)	(1,018)	(463)
Disposal of companies and businesses			1
Disposal of investment in associate		19
Dividends received from associates		4	4	4
Net change to cash flow from investment in term deposits			1	171
Net cash flows from investing activities		(416)	(1,197)	(441)
Cash flows from financing activities
Dividends paid to equity shareholders		(201)	(122)	(139)
Acquisition of shares from non-controlling interest				(9)
Capital element of lease payments		(157)	(104)	(88)
Cost of issuing new shares			(16)
Cash (outflow)/inflow on settlement of debt-related foreign exchange forward contracts		(3)	26	(19)
Proceeds from new debt		0	2,383	5
Debt repayments		0	(844)	(167)
Net cash flows from financing activities		(361)	1,323	(417)
Net (decrease)/increase in cash and cash equivalents		(40)	726	(295)
Cash and cash equivalents at beginning of year		879	242	551
Exchange losses on cash and cash equivalents		(7)	(89)	(14)
Cash and cash equivalents at end of the financial year		£ 832	£ 879	£ 242

[1]	Interest paid includes the interest element of lease payments of £25m (2022: £10m; 2021: £6m).